Segment Information - Schedule of Long-Lived Assets, Excluding Intangible Assets, Property, Plant and Equipment by Geographic Areas (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,556.5	$ 1,562.4
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,369.0	1,330.3
Non-U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 187.5	$ 232.1